ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Consolidation Policy

The consolidated financial statements include all of the assets, liabilities, revenue, expenses and cash flows of TWC and all entities in which TWC has a controlling voting interest. The consolidated financial statements include the results of the Time Warner Entertainment-Advance/Newhouse Partnership (“TWE-A/N”) only for the TWE-A/N cable systems that are controlled by TWC and for which TWC holds an economic interest. Intercompany accounts and transactions between consolidated companies have been eliminated in consolidation.

Use of Estimates Policy

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and footnotes thereto. Actual results could differ from those estimates. Significant estimates inherent in the preparation of the consolidated financial statements include accounting for allowances for doubtful accounts, depreciation and amortization, business combinations, derivative financial instruments, pension benefits, equity-based compensation, income taxes, loss contingencies, certain programming arrangements and asset impairments. Allocation methodologies used to prepare the consolidated financial statements are based on estimates and have been described in the notes, where appropriate.

Reclassifications Policy	As discussed above, certain reclassifications have been made to the prior year financial information to conform to the current year presentation.
Cash and Equivalents Policy

Cash and equivalents include money market funds, overnight deposits and other investments that are readily convertible into cash and have original maturities of three months or less. Cash equivalents are carried at cost, which approximates fair value.

Short-Term Investments in U.S. Treasury Securities Policy

The Company purchases short-term investments in U.S. Treasury securities from time to time that have original maturities of six months. Such investments are classified as held-to-maturity and stated at amortized cost, which approximates fair value, in the consolidated balance sheet.

Accounts Receivable Policy

Accounts receivable are recorded at net realizable value. The Company maintains an allowance for doubtful accounts, which is determined after considering past collection experience, aging of accounts receivable, general economic factors and other considerations.

Investments Policy (including impairment policy)

Investments in companies in which TWC has significant influence, but less than a controlling interest, are accounted for using the equity method of accounting. Under the equity method of accounting, only TWC's investment in and amounts due to and from the equity investee are included in the consolidated balance sheet; only TWC's share of the investee's earnings (losses) is included in the consolidated statement of operations; and only the dividends, cash distributions, loans or other cash received from the investee, additional cash investments, loan repayments or other cash paid to the investee are included in the consolidated statement of cash flows. TWC's investments are primarily accounted for using the equity method of accounting.

The carrying value of investments accounted for using the equity method of accounting is adjusted downward to reflect any other-than-temporary declines in value. A subjective aspect of accounting for investments involves determining whether an other-than-temporary decline in value of the investment has been sustained. If it has been determined that an investment has sustained an other-than-temporary decline in its value, the investment is written down to its fair value by a charge to earnings. This evaluation is dependent on the specific facts and circumstances. TWC evaluates available information (e.g., budgets, business plans, financial statements, etc.) in addition to quoted market prices, if any, in determining whether an other-than-temporary decline in value exists. Factors indicative of an other-than-temporary decline include recurring operating losses, credit defaults and subsequent rounds of financing at an amount below the cost basis of the Company's investment. This list is not all-inclusive and the Company weighs all known quantitative and qualitative factors in determining if an other-than-temporary decline in the value of an investment has occurred.

Long-Lived Assets (including impairment policy)

Property, plant and equipment are stated at cost, and depreciation on these assets is provided using the straight-line method over their estimated useful lives. TWC incurs expenditures associated with the construction of its cable systems. Costs associated with the construction of transmission and distribution facilities are capitalized. With respect to customer premise equipment, which includes set-top boxes and high-speed data and telephone modems, TWC capitalizes installation costs only upon the initial deployment of these assets. All costs incurred in subsequent disconnects and reconnects of previously installed customer premise equipment are expensed as incurred. TWC uses standard capitalization rates to capitalize installation activities. Significant judgment is involved in the development of these capitalization standards, including the average time required to perform an installation and the determination of the nature and amount of indirect costs to be capitalized. The capitalization standards are reviewed at least annually and adjusted, if necessary, based on comparisons to actual costs incurred. TWC generally capitalizes expenditures for tangible fixed assets having a useful life of greater than one year. Capitalized costs include direct material, labor and overhead, as well as interest. The costs associated with the repair and maintenance of existing tangible fixed assets are expensed as incurred.

TWC's finite-lived intangible assets consist primarily of customer relationships, cable franchise renewals and access rights. Acquired customer relationships are capitalized and amortized over their estimated useful lives and costs to negotiate and renew cable franchise rights are capitalized and amortized over the term of the new franchise agreement.

Long-lived assets (e.g., property, plant and equipment and finite-lived intangible assets) do not require an annual impairment test; instead, long-lived assets are tested for impairment upon the occurrence of a triggering event. Triggering events include the more likely than not disposal of a portion of such assets or the occurrence of an adverse change in the market involving the business employing the related assets. Once a triggering event has occurred, the impairment test is based on whether the intent is to hold the asset for continued use or to hold the asset for sale. If the intent is to hold the asset for continued use, the impairment test first requires a comparison of estimated undiscounted future cash flows generated by the asset group against the carrying value of the asset group. If the carrying value of the asset group exceeds the estimated undiscounted future cash flows, the asset would be deemed to be impaired. The impairment charge would then be measured as the difference between the estimated fair value of the asset and its carrying value. Fair value is generally determined by discounting the future cash flows associated with that asset. If the intent is to hold the asset for sale and certain other criteria are met (e.g., the asset can be disposed of currently, appropriate levels of authority have approved the sale, and there is an active program to locate a buyer), the impairment test involves comparing the asset's carrying value to its estimated fair value. To the extent the carrying value is greater than the asset's estimated fair value, an impairment charge is recognized for the difference. Significant judgments in this area involve determining whether a triggering event has occurred, determining the future cash flows for the assets involved and selecting the appropriate discount rate to be applied in determining estimated fair value.

Indefinite-Lived Intangible Assets and Goodwill Policy (including impairment policy)

TWC's indefinite-lived intangible assets consist of cable franchise rights that are acquired in an acquisition of a business. Goodwill is recorded for the excess of the acquisition cost of an acquired entity over the estimated fair value of the identifiable net assets acquired. TWC does not amortize cable franchise rights or goodwill.

At least annually, the Company performs separate tests to determine if its indefinite lived intangible assets (primarily cable franchise rights) and its goodwill are impaired. Under the accounting rules, the Company can elect to perform a qualitative assessment to determine if an impairment is more likely than not to have occurred. If an impairment is more likely than not to have occurred, then a quantitative assessment is required, which may or may not result in an impairment charge. The determination of whether an impairment is more likely than not to have occurred requires significant judgment regarding potential changes in valuation inputs and includes a review of the Company's most recent long-range projections, analysis of operating results versus the prior year, changes in market values, changes in discount rates and changes in terminal growth rate assumptions.

Business Combinations Policy

The Company must estimate the fair value of assets acquired and liabilities assumed whenever it acquires another business. This requires judgments regarding the identification of acquired assets and liabilities assumed, some of which may not have been previously recorded by the acquired business, as well as judgments regarding the valuation of all identified acquired assets and assumed liabilities. The Company determines the assets acquired and liabilities assumed by reviewing the operations, interviewing management and reviewing the financial, contractual and regulatory information of the acquired business. An example of judgment involved is the determination of whether a pre-acquisition contingency, whose fair value cannot be determined, should be recorded as an assumed liability because the risk of loss is both probable and reasonably estimable. A failure to identify such a liability or to inappropriately record a liability could result in an understatement or overstatement of both liabilities and goodwill. Once the acquired assets and assumed liabilities are identified, the Company estimates the fair values of the assets and liabilities using a variety of approaches that require significant judgments. For example, intangible assets are typically valued using a discounted cash flow (“DCF”) model which requires estimates of the future cash flows that are attributable to the intangible asset. A DCF analysis also requires significant judgments regarding the selection of discount rates that are intended to reflect the risks that are inherent in the projected cash flows, the determination of terminal growth rates, and judgments about the useful life and pattern of use of the underlying intangible asset. As another example, the valuation of acquired property, plant and equipment requires judgments about current market values, replacement costs, the physical and functional obsolescence of the asset and its remaining useful life. A failure to appropriately assign fair values to acquired assets and assumed liabilities could significantly impact the amount and timing of future depreciation and amortization expense, as well as significantly overstate or understate the Company's assets or liabilities.

Derivative Financial Instruments Policy

The Company recognizes all derivative financial instruments in the consolidated balance sheet as either assets or liabilities at fair value. Derivative financial instruments are designated, if certain conditions are met, as either (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment (a “fair value hedge”) or (b) a hedge of the exposure to variable cash flows of a forecasted transaction or a hedge of the foreign currency exposure of a forecasted transaction denominated in a foreign currency (a “cash flow hedge”). For a derivative financial instrument designated as a fair value hedge (e.g., the Company's interest rate swaps), the gain or loss on the derivative financial instrument is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item attributable to the risk being hedged. As a result, the consolidated statement of operations includes the impact of changes in the fair value of both the derivative financial instrument and the hedged item, which reflects in earnings the extent to which the hedge is ineffective in achieving offsetting changes in fair value. For a derivative financial instrument designated as a cash flow hedge (e.g., the Company's cross-currency swaps), the effective portion of the gain or loss on the derivative financial instrument is initially reported in equity as a component of accumulated other comprehensive income (loss), net, and subsequently reclassified into earnings when the hedged item (e.g., a forecasted transaction denominated in a foreign currency) affects earnings. The ineffective portion of the gain or loss is reported in earnings immediately. For a derivative financial instrument not designated as a hedging instrument (e.g., the equity award reimbursement obligation to Time Warner Inc. (“Time Warner”)), the gain or loss is recognized in earnings in the period of change. The Company uses derivative financial instruments primarily to manage the risks associated with fluctuations in interest rates and foreign currency exchange rates and does not enter into derivative financial instruments for speculative or trading purposes.

The Company determines the fair value of its interest rate swaps using a DCF analysis based on the terms of the contract. This requires estimates of future interest rates and judgments about the future credit worthiness of the Company and each counterparty over the terms of the contracts. Similarly, the Company determines the fair value of its cross-currency swaps using a DCF analysis based on the terms of the contracts. This valuation requires estimates of future interest rates, forward exchange rates and judgments about the future credit worthiness of the Company and each counterparty over the terms of the contracts. The fair value of the equity award reimbursement obligation to Time Warner is estimated using the Black-Scholes model.

Fair Value Measurements Policy

The fair value of an asset or liability is based on the assumptions that market participants would use in pricing the asset or liability. Valuation techniques consistent with the market approach, income approach and/or cost approach are used to measure fair value. The Company follows a three-tiered fair value hierarchy when determining the inputs to valuation techniques. The fair value hierarchy prioritizes the inputs to valuation techniques into three broad levels in order to maximize the use of observable inputs and minimize the use of unobservable inputs. The levels of the fair value hierarchy are as follows:

  Level 1: consists of financial instruments whose values are based on quoted market prices for identical financial instruments in an active market.

  Level 2: consists of financial instruments whose values are determined using models or other valuation methodologies that utilize inputs that are observable either directly or indirectly, including (i) quoted prices for similar assets or liabilities in active markets, (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, (iii) pricing models whose inputs are observable for substantially the full term of the financial instrument and (iv) pricing models whose inputs are derived principally from or corroborated by observable market data through correlation or other means for substantially the full term of the financial instrument.

  Level 3: consists of financial instruments whose values are determined using pricing models that utilize significant inputs that are primarily unobservable, DCF methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Pension Plans Policy

TWC sponsors the TWC Pension Plan (as defined in Note 13) and the Union Pension Plan (as defined in Note 13), both qualified defined benefit pension plans, that together provide pension benefits to a majority of the Company's employees. TWC also provides a nonqualified defined benefit pension plan for certain employees. Pension benefits are based on formulas that reflect the employees' years of service and compensation during their employment period. The pension expense recognized by the Company is determined using certain assumptions, including the expected long-term rate of return on plan assets, discount rate and expected rate of compensation increases.

Equity-Based Compensation Policy

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award. That cost is recognized in the consolidated statement of operations over the period during which an employee is required to provide service in exchange for the award. The Company's policy is to recognize the cost of awards not subject to performance-based vesting conditions on a straight-line basis over the requisite service period and, for awards subject to performance-based vesting conditions deemed probable of being met, over the requisite service period for each separately vesting tranche of awards. The Company uses the Black-Scholes model to estimate the grant date fair value of a stock option. Because the option-pricing model requires the use of subjective assumptions, changes in these assumptions can materially affect the fair value of stock options granted. The volatility assumption is calculated using the implied volatility of TWC traded options. The expected term, which represents the period of time that options are expected to be outstanding, is estimated based on the historical exercise experience of TWC employees. The risk-free rate assumed in valuing the stock options is based on the U.S. Treasury yield curve in effect at the time of grant for the expected term of the option. The Company determines the expected dividend yield percentage by dividing the expected annual dividend by the market price of TWC common stock at the date of grant.

Segments Policy

Public companies are required to disclose certain information about their reportable operating segments. Operating segments are defined as significant components of an enterprise for which separate financial information is available and is evaluated on a regular basis by the chief operating decision makers in deciding how to allocate resources to an individual operating segment and in assessing performance of the operating segment.

Effective in the first quarter of 2014, the Company determined it has three reportable segments, which have been determined based on how management evaluates and manages the business. The Company has recast its financial information and disclosures for prior periods to reflect the segment disclosures as if the current presentation had been in effect throughout all periods presented.

The Company classifies its operations into the following reportable segments:

  Residential Services, which principally consists of video, high-speed data and voice services provided to residential customers as well as other residential services, including home automation and monitoring.

  Business Services, which principally consists of data, video and voice services provided to business customers as well as other business services, including enterprise-class, cloud-enabled hosting, managed applications and services.

  Other Operations, which principally consists of (i) Time Warner Cable Media (“TWC Media”), the advertising arm of TWC, (ii) TWC-owned and/or operated regional sports networks (“RSNs”) and local sports, news and lifestyle channels (e.g., Time Warner Cable News NY1) and (iii) other operating revenues and costs, including those derived from the Advance/Newhouse Partnership and home shopping network-related services. The business units reflected in the Other Operations segment individually do not meet the thresholds to be reported as separate reportable segments.

Revenue and Costs Policy

The Company's revenue consists of the revenue generated by each of its reportable segments: Residential Services, Business Services and Other Operations.

Residential Services segment revenue consists of (i) video revenue, including subscriber fees received from residential customers for the Company's various tiers or packages of video programming services, related equipment rental charges, installation charges and fees collected on behalf of local franchising authorities and the Federal Communications Commission, as well as revenue from the sale of premium networks, transactional video-on-demand (e.g., events and movies) and digital video recorder service; (ii) high-speed data revenue, including subscriber fees received from residential customers for the Company's high-speed data services and related equipment rental and installation charges; (iii) voice revenue, including subscriber fees received from residential customers for the Company's voice services, along with related installation charges, as well as fees collected on behalf of governmental authorities and (iv) other revenue, including revenue from security and home management services and other residential subscriber-related fees.

Business Services segment revenue consists of (i) video revenue, including the same fee categories received from business video subscribers as described above under residential video revenue; (ii) high-speed data revenue, including subscriber fees received from business customers for the Company's high-speed data services and related installation charges, as well as amounts generated by the sale of commercial networking and point-to-point transport services, such as Metro Ethernet services; (iii) voice revenue, including subscriber fees received from business customers for the Company's voice services, along with related installation charges, as well as fees collected on behalf of governmental authorities; (iv) wholesale transport revenue, including amounts generated by the sale of point-to-point transport services offered to wireless telephone providers (i.e., cell tower backhaul) and other carriers and (v) other revenue, including revenue from enterprise-class, cloud-enabled hosting, managed applications and services and other business subscriber-related fees.

Residential and business services subscriber fees are recorded as revenue in the period during which the service is provided. Residential and business services revenue received from subscribers who purchase bundled services at a discounted rate is allocated to each product in a pro-rata manner based on the individual product's selling price (generally, the price at which the product is regularly sold on a standalone basis). Revenue recognition for bundled services is discussed further in “—Multiple-element Transactions—Sales of Multiple Products or Services” below. Installation revenue obtained from subscriber service connections is recognized as a component of residential and business services revenue when the connections are completed, as installation revenue recognized is less than the related direct selling costs.

Video programming, high-speed data connectivity and voice network costs are recorded as the services are provided. Video programming costs are recorded based on the Company's contractual agreements with its programming vendors, which are generally multi-year agreements that provide for the Company to make payments to the programming vendors at agreed upon rates based on the number of subscribers to which the Company provides the programming service. If a programming contract expires prior to the parties' entry into a new agreement and the Company continues to distribute the service, management estimates the programming costs during contract negotiations. In doing so, management considers the previous contractual rates, inflation and the status of the negotiations in determining its estimates. When the programming contract terms are finalized, an adjustment to programming expense is recorded, if necessary, to reflect the terms of the new contract. Management also makes estimates in the recognition of programming expense related to other items, such as the accounting for free periods and credits from service interruptions, as well as the allocation of consideration exchanged between the parties in multiple-element transactions. Additionally, judgments are also required by management when the Company purchases multiple services from the same programming vendor. In these scenarios, the total consideration provided to the programming vendor is allocated to the various services received based upon their respective estimated fair values. Because multiple services from the same programming vendor may be received over different contractual periods and may have different contractual rates, the allocation of consideration to the individual services may have an impact on the timing of the Company's expense recognition. Accounting for consideration exchanged between the parties in multiple-element transactions is discussed further in “—Multiple-element Transactions—Contemporaneous Purchases and Sales” below.

Launch fees received by the Company from programming vendors are recognized as a reduction of expense on a straight-line basis over the term of the related programming arrangement. Amounts received from programming vendors representing the reimbursement of marketing costs are recognized as a reduction of marketing expense as the marketing services are provided.

Other Operations segment revenue consists of advertising revenue and other revenue. Advertising revenue is generated through TWC Media's sale of video and online advertising inventory to local, regional and national advertising customers. Advertising revenue is recognized in the period during which the advertisements are exhibited. Advertising costs are expensed upon the first exhibition of the related advertisements. Marketing expense (including advertising), net of certain reimbursements from programmers, was $676 million in 2013, $653 million in 2012 and $635 million in 2011. Other revenue primarily includes (i) beginning in the fourth quarter of 2012, fees received from distributors of the Company's two Los Angeles regional sports networks (Time Warner Cable SportsNet and Time Warner Cable Deportes) launched on October1, 2012 that carry Los Angeles Lakers' basketball games and other sports programming; (ii) fees paid to TWC by the Advance/Newhouse Partnership for (a) the ability to distribute the Company's high-speed data service and (b) TWC's management of certain functions, including, among others, the acquisition of programming rights, as well as the provision of certain functions, including engineering; and (iii) home shopping network-related revenue (including commissions earned on the sale of merchandise and carriage fees).

Fees paid to TWC for the ability to distribute TWC's services are recognized as revenue in the period in which TWC's services are distributed to a consumer. Fees received for managing certain functions for the Advance/Newhouse Partnership are recognized as revenue in the period during which the management functions are performed. Home shopping network-related revenue is recognized as revenue in the period during which the merchandise is sold or the carriage fees are earned.

In February 2014, the Company expects American Media Productions, LLC (“American Media Productions”), an unaffiliated third party, to launch SportsNet LA, a regional sports network that will carry the Los Angeles Dodgers' baseball games and other sports programming. In accordance with long-term agreements with American Media Productions, TWC will act as the network's exclusive advertising and affiliate sales agent and will have certain branding and programming rights with respect to the network. In addition, TWC will provide certain production and technical services to American Media Productions. Upon the launch of SportsNet LA, related revenue, including intersegment revenue, and expenses will be included in the Company's Other Operations segment.

Multiple-element Transactions

Multiple-element transactions involve situations where judgment must be exercised in determining the fair value of the different elements in a bundled transaction. As the term is used here, multiple-element transactions can involve (i) contemporaneous purchases and sales (e.g., the Company sells advertising services to a customer and at the same time purchases programming services) and/or (ii) sales of multiple products and/or services (e.g., the Company sells video, high-speed data and voice services to a customer).

Contemporaneous Purchases and Sales

In the normal course of business, TWC enters into multiple-element transactions where the Company is simultaneously both a customer and a vendor with the same counterparty. For example, when negotiating the terms of programming purchase contracts with cable networks, TWC may at the same time negotiate for the sale of advertising to the same cable network. Arrangements, although negotiated contemporaneously, may be documented in one or more contracts.

The Company's accounting policy for each transaction negotiated contemporaneously is to record each element of the transaction based on the respective estimated fair values of the products or services purchased and the products or services sold. The judgments made in determining fair value in such transactions impact the amount of revenue, expenses and net income recognized over the respective terms of the transactions, as well as the respective periods in which they are recognized.

In determining the fair value of the respective elements, TWC refers to quoted market prices (where available), historical transactions or comparable cash transactions. The most frequent transactions of this type that the Company encounters involve funds received from its vendors. The Company records cash consideration received from a vendor as a reduction in the price of the vendor's product unless (i) the consideration is for the reimbursement of a specific, incremental, identifiable cost incurred, in which case the Company would record the cash consideration received as a reduction in such cost or (ii) the Company is providing an identifiable benefit in exchange for the consideration, in which case the Company recognizes revenue for this element.

With respect to vendor advertising arrangements being negotiated simultaneously with the same cable network, TWC assesses whether each piece of the arrangement is at fair value. The factors that are considered in determining the individual fair value of the programming vary from arrangement to arrangement and include (i) the existence of a “most-favored-nation” clause or comparable assurances as to fair market value with respect to programming, (ii) a comparison to fees paid under a prior contract and (iii) a comparison to fees paid for similar networks. In determining the fair value of the advertising arrangement, the Company considers advertising rates paid by other advertisers on the Company's systems with similar terms.

Sales of Multiple Products or Services

If the Company enters into sales contracts for the sale of multiple products or services, then the Company evaluates standalone selling price for each deliverable in the transaction.  For example, the Company sells video, high-speed data and voice services to subscribers in a bundled package at a rate lower than if the subscriber purchases each product on an individual basis.  Revenue received from such subscribers is allocated to each product in a pro-rata manner based on the standalone selling price of each of the respective services on an individual basis. As another example, if a subscriber moves from a bundled package containing two services to a bundled package containing three services, the increase in the total revenue received is not attributed to the additional service. Rather, the total revenue received from such subscribers are allocated to each of the three products in a pro-rata manner based on the relative selling price of each of the respective services on an individual basis.

Gross Versus Net Revenue Recognition

In the normal course of business, the Company acts as or uses an intermediary or agent in executing transactions with third parties. The accounting issue presented by these arrangements is whether the Company should report revenue based on the gross amount billed to the ultimate customer or on the net amount received from the customer after commissions and other payments to third parties. To the extent revenue is recorded on a gross basis, any commissions or other payments to third parties are recorded as expense so that the net amount (gross revenue less expense) is reflected in Operating Income. Accordingly, the impact on Operating Income is the same whether the Company records revenue on a gross or net basis.

For example, TWC is assessed franchise fees by franchising authorities, which are passed on to the customer. The accounting issue presented by these arrangements is whether TWC should report revenue based on the gross amount billed to the ultimate customer or on the net amount received from the customer after payments to franchising authorities. The Company has determined that these amounts should be reported on a gross basis. TWC's policy is that, in instances where the fees are being assessed directly to the Company, amounts paid to the governmental authorities and amounts received from the customers are recorded on a gross basis. That is, amounts paid to the governmental authorities are recorded as operating costs and expenses and amounts received from the customer are recorded as revenue.

Income Taxes Policy

Income taxes are provided using the asset and liability method. Under this method, income taxes (i.e., deferred tax assets, deferred tax liabilities, taxes currently payable/refunds receivable and tax expense) are recorded based on amounts refundable or payable in the current year and include the results of any difference between GAAP and tax reporting. Deferred income taxes reflect the tax effect of net operating losses, capital losses, general business credit carryforwards and the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial statement and income tax purposes, based upon enacted tax laws and expected tax rates that will be in effect when the temporary differences reverse. Valuation allowances are established when management determines that it is more likely than not that some portion or the entire deferred tax asset will not be realized. The financial effect of changes in tax laws or rates is accounted for in the period of enactment.

Prior to TWC's separation from Time Warner on March 12, 2009 (the “Separation”), TWC was not a separate taxable entity for U.S. federal and various state income tax purposes and its results were included in the consolidated U.S. federal and certain state income tax returns of Time Warner. The income tax benefits and provisions, related tax payments, and current and deferred tax balances have been prepared as if TWC operated as a stand-alone taxpayer for all periods presented including periods through the date of the Separation. Under a tax sharing arrangement between TWC and Time Warner and with respect to periods prior to the Separation, TWC is obligated to make tax sharing payments to Time Warner in amounts equal to the estimated taxes it would have paid if it were a separate taxpayer and Time Warner is obligated to make payments to TWC for TWC tax attributes used by Time Warner, but only as and when TWC as a standalone taxpayer would have been able to use such attributes itself.

From time to time, the Company engages in transactions in which the tax consequences may be subject to uncertainty. Examples of such transactions include business acquisitions and dispositions, including dispositions designed to be tax free, issues related to consideration paid or received, investments and certain financing transactions. Significant judgment is required in assessing and estimating the tax consequences of these transactions. The Company prepares and files tax returns based on interpretation of tax laws and regulations. In the normal course of business, the Company's tax returns are subject to examination by various taxing authorities. Such examinations may result in future tax, interest and penalty assessments by these taxing authorities. In determining the Company's income tax provision for financial reporting purposes, the Company establishes a reserve for uncertain income tax positions unless such positions are determined to be more likely than not of being sustained upon examination, based on their technical merits. That is, for financial reporting purposes, the Company only recognizes tax benefits taken on the tax return that it believes are more likely than not of being sustained. There is considerable judgment involved in determining whether positions taken on the tax return are more likely than not of being sustained.

The Company adjusts its tax reserve estimates periodically because of ongoing examinations by, and settlements with, the various taxing authorities, as well as changes in tax laws, regulations and interpretations. The consolidated income tax provision of any given year includes adjustments to prior year income tax accruals that are considered appropriate and any related estimated interest. The Company's policy is to recognize, when applicable, interest and penalties on uncertain income tax positions as part of income tax provision.

Legal Contingencies Policy

The Company is subject to legal, regulatory and other proceedings and claims that arise in the ordinary course of business. The Company records an estimated liability for those proceedings and claims arising in the ordinary course of business when the loss from such proceedings and claims becomes probable and reasonably estimable. The Company reviews outstanding claims with internal and external counsel to assess the probability and the estimates of loss, including the possible range of an estimated loss. The Company reassesses the risk of loss as new information becomes available and adjusts liabilities as appropriate. The actual cost of resolving a claim may be substantially different from the amount of the liability recorded. Differences between the estimated and actual amounts determined upon ultimate resolution, individually or in the aggregate, are not expected to have a material adverse effect on the Company's consolidated financial position but could possibly be material to the Company's consolidated results of operations or cash flow for any one period.